RELATED PARTIES TRANSACTIONS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Total Due from	$ 139,123	$ 81,039
Global Bizrewards Sdn. Bhd. [Member]
Total Due from	$ 76,690	34,465
Purpose	Advance
Multimedia Biz Solution Sdn. Bhd. [Member]
Total Due from	$ 49,638	46,574
Purpose	Advance
SKH Media Sdn. Bhd. [Member]
Total Due from	$ 12,795
Purpose	Advance